8. TRADE AND OTHER ACCOUNTS RECEIVABLES, NET (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	$ 192,848,026	$ 189,626,641
Allowance	(1,478,940)	(1,461,791)	$ (1,359,176)	$ (1,684,102)
Current
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	164,252,702	157,287,254
Allowance	0	0
1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	13,736,525	19,541,545
Allowance	(10,246)	0
31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	5,472,968	5,555,253
Allowance	(29,400)	0
61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	1,837,574	2,596,562
Allowance	(51,978)	0
91 to 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	1,291,618	813,687
Allowance	(36,470)	(86,184)
121 to 150 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	1,398,993	191,547
Allowance	(25,589)	(68)
151 to 180 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	167,493	167,496
Allowance	(16,399)	(127)
181 to 210 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	212,227	126,933
Allowance	(11,580)	(27,032)
211 to 250 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	290,057	68,030
Allowance	(3,824)	(1,083)
Over 250 days
Disclosure of financial assets that are either past due or impaired [line items]
Gross amount	4,187,869	3,278,334
Allowance	$ (1,293,454)	$ (1,347,297)